Note 23 - Unaudited Quarterly Financial Data (Details) - Condensed Summary of Quarterly Results of Operations (USD $)	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Condensed Summary of Quarterly Results of Operations [Abstract]
Interest income				$ 8,408,534	$ 8,486,646	$ 7,907,189	$ 8,034,267	$ 8,362,766	$ 7,475,646	$ 7,085,305	$ 6,933,329	$ 21,992,944	$ 24,428,102	$ 32,836,636	$ 29,857,046
Interest expense				1,225,923	1,242,244	1,279,267	1,403,708	1,516,719	1,630,175	1,871,266	1,769,204	3,242,937	3,925,219	5,151,142	6,787,364
Net interest income				7,182,611	7,244,402	6,627,922	6,630,559	6,846,047	5,845,471	5,214,039	5,164,125	18,750,007	20,502,883	27,685,494	23,069,682
Provision for loan losses	539,998	236,667	0	499,998	499,998	549,998	599,998	1,274,998	608,332	275,000	399,998	776,664	1,649,994	2,149,992	2,558,328
Net interest income after provision for loan losses				6,682,613	6,744,404	6,077,924	6,030,561	5,571,049	5,237,139	4,939,039	4,764,127	17,973,343	18,852,889	25,535,502	20,511,354
Non-interest income				1,597,670	1,316,727	1,187,966	1,165,165	1,121,924	1,229,264	1,140,312	1,024,750	4,672,970	3,669,858	5,267,528	4,516,250
Non-interest expense				6,600,896	6,183,174	5,373,974	5,612,517	5,229,946	4,756,467	5,155,785	4,662,832	16,498,751	17,169,665	23,770,561	19,805,030
Income before income taxes				1,679,387	1,877,957	1,891,916	1,583,209	1,463,027	1,709,936	923,566	1,126,045	6,147,562	5,353,082	7,032,469	5,222,574
Income taxes				438,642	523,038	593,808	416,477	363,646	496,658	94,650	336,177	1,741,974	1,533,323	1,971,965	1,291,131
Net income				1,240,745	1,354,919	1,298,108	1,166,732	1,099,381	1,213,278	828,916	789,868	4,405,588	3,819,759	5,060,504	3,931,443
Net income per common share :
Basic (in Dollars per share)				$ 0.21	$ 0.25	$ 0.24	$ 0.22	$ 0.21	$ 0.23	$ 0.16	$ 0.15	$ 0.74	$ 0.71	$ 0.92	$ 0.74
Diluted (in Dollars per share)				$ 0.20	$ 0.25	$ 0.24	$ 0.22	$ 0.21	$ 0.23	$ 0.16	$ 0.15	$ 0.72	$ 0.70	$ 0.90	$ 0.74
Net Income				$ 1,240,745	$ 1,354,919	$ 1,298,108	$ 1,166,732	$ 1,099,381	$ 1,213,278	$ 828,916	$ 789,868	$ 4,405,588	$ 3,819,759	$ 5,060,504	$ 3,931,443